Redeemable Convertible Preferred Stock - Summary of Changes in Carrying Value of Redeemable Convertible Preferred Stock (Detail) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Dec. 29, 2013	Oct. 02, 2016	Jan. 03, 2016	Dec. 28, 2014
Temporary Equity Disclosure [Abstract]
Beginning balance	$ 174.0	$ 216.8	$ 192.6	$ 174.0
Cumulative dividends paid-in-kind during the period	0.0	0.0	24.2	18.6
Ending balance	$ 174.0	$ 0.0	$ 216.8	$ 192.6